Stockholders' Equity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Options Outstanding
Options outstanding - beginning balance	257,500	185,000
Options granted	187,500	80,000
Options cancelled		(7,500)
Options oustanding - ending balance	19,555,000	257,500
Options exercisable	357,500	160,000
Weighted average exercise price
Options outstanding - beginning balance	$ 1.04	$ 0.83
Options granted		1.54
Options cancelled		1.43
Options outstanding - ending balance		1.04
Options exercisable		$ 0.82
Weighted average remaining contracted term
Options outstanding - beginning baiance		9 years 1 month 13 days
Options outstanding - ending balance		8 years 6 months 29 days
Options exercisable		8 years 2 months 19 days
Aggregate intrinsic value
Options outstanding - beginning balance	$ 146,825
Options granted
Options cancelled
Options outstanding - ending balance		146,825
Options exercisable		$ 124,825